DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.4%
Brazil - 3.7%
Ambev SA	63,443	$162,260
Atacadao SA	8,891	22,841
B3 SA - Brasil Bolsa Balcao	82,479	166,204
Banco Bradesco SA	22,957	51,040
Banco BTG Pactual S.A	15,769	60,842
Banco do Brasil SA	11,513	88,622
Banco Santander Brasil SA	5,899	31,921
BB Seguridade Participacoes SA	9,771	63,847
CCR SA	17,117	35,931
Centrais Eletricas Brasileiras SA	16,296	106,825
Cia de Saneamento Basico do Estado de Sao Paulo	4,606	45,528
Cia Siderurgica Nacional SA	9,725	30,965
Cosan SA	17,303	49,508
CPFL Energia SA	3,053	17,663
Energisa SA	2,558	18,904
Eneva SA*	11,081	24,192
Engie Brasil Energia SA	2,780	20,858
Equatorial Energia SA	13,841	67,229
Hapvida Participacoes e Investimentos SA, 144A*	58,534	50,200
Hypera SA	5,633	44,813
JBS SA	9,622	35,268
Klabin SA	11,960	44,455
Localiza Rent A Car SA*	50	506
Localiza Rent A Car SA	9,512	100,817
Lojas Renner SA	12,327	43,912
Magazine Luiza SA*	45,203	30,996
Natura & Co. Holding SA	12,624	36,940
Petro Rio SA*	9,346	60,159
Petroleo Brasileiro SA	49,955	274,323
Raia Drogasil SA	15,051	65,201
Rede D’Or Sao Luiz SA, 144A	7,572	36,953
Rumo SA	18,108	62,119
Sendas Distribuidora SA	12,738	44,135
Suzano SA	10,093	92,034
Telefonica Brasil SA	6,685	49,721
TIM SA	12,164	28,485
TOTVS SA	6,713	34,992
Ultrapar Participacoes SA	10,108	25,446
Vale SA	51,474	838,851
Vibra Energia SA	15,447	43,637
WEG SA	22,343	167,121

(Cost $2,577,525)		3,276,264

Chile - 0.4%
Banco de Chile	627,017	65,151
Banco de Credito e Inversiones SA	798	24,972
Banco Santander Chile	927,611	39,327
Cencosud SA	20,406	38,585
Cia Cervecerias Unidas SA	1,715	13,105
Cia Sud Americana de Vapores SA	203,741	19,693
Empresas CMPC SA	14,852	24,679
Empresas Copec SA	5,421	39,167
Enel Americas SA	270,327	33,657
Enel Chile SA	408,382	18,399
Falabella SA	10,090	22,213

(Cost $458,171)		338,948

China - 29.5%
360 DigiTech, Inc., ADR	1,557	31,701
360 Security Technology, Inc., Class A	7,500	11,644
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,161
3SBio, Inc., 144A	18,254	18,093
AAC Technologies Holdings, Inc.*(a)	9,611	21,452
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	7,954
AECC Aviation Power Co. Ltd., Class A	2,400	15,851
Agricultural Bank of China Ltd., Class A	76,700	32,336
Agricultural Bank of China Ltd., Class H	403,756	139,911
Aier Eye Hospital Group Co. Ltd., Class A	4,964	22,321
Air China Ltd., Class A*	4,400	7,034
Air China Ltd., Class H*(a)	20,555	18,933
Airtac International Group	1,865	65,799
Akeso, Inc., Class B, 144A*	6,164	31,411
Alibaba Group Holding Ltd.*	200,661	2,211,274
Aluminum Corp. of China Ltd., Class A	9,632	7,664
Aluminum Corp. of China Ltd., Class H	49,029	24,985
Anhui Conch Cement Co. Ltd., Class A	3,100	13,685
Anhui Conch Cement Co. Ltd., Class H	15,854	58,169
Anhui Gujing Distillery Co. Ltd., Class A	360	14,184
Anhui Gujing Distillery Co. Ltd., Class B	1,363	23,442
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,100	5,598
Anhui Kouzi Distillery Co. Ltd., Class A	229	2,270
Anhui Yingjia Distillery Co. Ltd., Class A	600	6,055
Anjoy Foods Group Co. Ltd., Class A	200	4,705
ANTA Sports Products Ltd.	16,354	215,431
Apeloa Pharmaceutical Co. Ltd., Class A	800	2,762
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	7,501
Autobio Diagnostics Co. Ltd., Class A	700	7,076
Autohome, Inc., ADR	1,030	31,415
Avary Holding Shenzhen Co. Ltd., Class A	730	2,987
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,440

AviChina Industry & Technology Co. Ltd., Class H	37,487	17,861
Baidu, Inc., Class A*	29,617	508,621
Bank of Beijing Co. Ltd., Class A	16,300	10,155
Bank of Changsha Co. Ltd., Class A	6,000	6,950
Bank of Chengdu Co. Ltd., Class A	2,955	6,110
Bank of China Ltd., Class A	35,100	16,313
Bank of China Ltd., Class H	1,075,368	394,560
Bank of Communications Co. Ltd., Class A	32,100	22,632
Bank of Communications Co. Ltd., Class H	116,463	68,845
Bank of Hangzhou Co. Ltd., Class A	5,960	10,402
Bank of Jiangsu Co. Ltd., Class A	9,554	9,884
Bank of Nanjing Co. Ltd., Class A	8,400	11,978
Bank of Ningbo Co. Ltd., Class A	4,670	19,850
Bank of Shanghai Co. Ltd., Class A	12,540	10,790
Baoshan Iron & Steel Co. Ltd., Class A	17,500	16,569
BBMG Corp., Class A	4,000	1,502
Beijing Capital International Airport Co. Ltd., Class H*	28,415	20,779
Beijing Dabeinong Technology Group Co. Ltd., Class A*	2,100	2,490
Beijing Easpring Material Technology Co. Ltd., Class A	500	4,299
Beijing Kingsoft Office Software, Inc., Class A	328	13,734
Beijing New Building Materials PLC, Class A	1,770	7,663
Beijing Shiji Information Technology Co. Ltd., Class A	392	937
Beijing Tongrentang Co. Ltd., Class A	900	6,340
Beijing United Information Technology Co. Ltd., Class A	435	5,057
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	7,937
Beijing Yanjing Brewery Co. Ltd., Class A	3,600	6,988
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	2,591
Betta Pharmaceuticals Co. Ltd., Class A	600	5,034
BGI Genomics Co. Ltd., Class A	600	4,806
Bilibili, Inc., Class Z*	2,479	48,921
Bloomage Biotechnology Corp. Ltd., Class A	320	5,838
BOC International China Co. Ltd., Class A	2,100	3,433
BOE Technology Group Co. Ltd., Class A	32,200	19,320
BYD Co. Ltd., Class A	1,500	56,289
BYD Co. Ltd., Class H	11,035	296,913
BYD Electronic International Co. Ltd.	9,841	28,648
By-health Co. Ltd., Class A	2,100	6,938
Caitong Securities Co. Ltd., Class A	3,204	3,554
CECEP Solar Energy Co. Ltd., Class A	5,200	5,312
CECEP Wind-Power Corp., Class A	12,100	6,895
CETC Cyberspace Security Technology Co. Ltd., Class A	1,400	6,315
CGN Power Co. Ltd., Class H, 144A	160,899	36,077
Changchun High & New Technology Industry Group, Inc., Class A	360	10,220
Changjiang Securities Co. Ltd., Class A	1,400	1,140
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	8,691
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	9,169
Chengxin Lithium Group Co. Ltd., Class A	1,200	6,561
China Baoan Group Co. Ltd., Class A	1,700	3,131
China Cinda Asset Management Co. Ltd., Class H	117,448	15,262
China CITIC Bank Corp. Ltd., Class H	117,797	54,476
China Coal Energy Co. Ltd., Class H	26,665	20,620
China Communications Services Corp. Ltd., Class H	34,393	13,364
China Conch Venture Holdings Ltd.	22,711	45,715
China Construction Bank Corp., Class A	10,400	8,440
China Construction Bank Corp., Class H	1,309,631	800,855
China CSSC Holdings Ltd., Class A	3,500	12,031
China Eastern Airlines Corp. Ltd., Class A*	5,835	4,559
China Energy Engineering Corp. Ltd., Class A	25,300	8,664
China Everbright Bank Co. Ltd., Class A	34,400	14,750
China Everbright Bank Co. Ltd., Class H	45,257	13,030
China Evergrande Group*(b)	25,065	0
China Feihe Ltd., 144A	47,139	37,714
China Galaxy Securities Co. Ltd., Class A	3,700	5,122
China Galaxy Securities Co. Ltd., Class H	51,727	25,767
China Greatwall Technology Group Co. Ltd., Class A	3,300	6,182
China Hongqiao Group Ltd.	30,437	32,533
China International Capital Corp. Ltd., Class A	1,000	6,030
China International Capital Corp. Ltd., Class H, 144A	21,749	46,771
China Jushi Co. Ltd., Class A	4,572	9,967
China Lesso Group Holdings Ltd.	11,537	12,155
China Life Insurance Co. Ltd., Class A	2,400	12,353
China Life Insurance Co. Ltd., Class H	102,216	173,194
China Literature Ltd., 144A*	5,306	22,679
China Longyuan Power Group Corp. Ltd., Class H	44,884	55,066
China Medical System Holdings Ltd.	18,260	27,450

China Meheco Co. Ltd., Class A	3,000	6,807
China Meidong Auto Holdings Ltd.(a)	7,184	15,449
China Merchants Bank Co. Ltd., Class A	17,063	91,602
China Merchants Bank Co. Ltd., Class H	54,288	293,938
China Merchants Energy Shipping Co. Ltd., Class A	5,200	5,267
China Merchants Securities Co. Ltd., Class A	6,100	12,270
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	12,163
China Minsheng Banking Corp. Ltd., Class A	30,600	15,014
China Minsheng Banking Corp. Ltd., Class H(a)	92,271	31,857
China National Building Material Co. Ltd., Class H	48,301	42,767
China National Chemical Engineering Co. Ltd., Class A	5,200	6,749
China National Nuclear Power Co. Ltd., Class A	19,400	16,916
China National Software & Service Co. Ltd., Class A	700	7,194
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,000	12,540
China Oilfield Services Ltd., Class H	25,391	27,172
China Pacific Insurance Group Co. Ltd., Class A	5,700	22,653
China Pacific Insurance Group Co. Ltd., Class H	35,770	94,786
China Petroleum & Chemical Corp., Class A	26,500	17,769
China Petroleum & Chemical Corp., Class H	345,478	176,493
China Railway Group Ltd., Class A	18,600	16,165
China Railway Group Ltd., Class H	59,573	31,041
China Railway Signal & Communication Corp. Ltd., Class A	10,435	7,673
China Rare Earth Resources And Technology Co. Ltd., Class A*	1,300	7,546
China Resources Microelectronics Ltd., Class A	893	6,963
China Resources Mixc Lifestyle Services Ltd., 144A	9,375	51,357
China Resources Pharmaceutical Group Ltd., 144A	17,891	14,701
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	8,061
China Shenhua Energy Co. Ltd., Class A	5,465	22,018
China Shenhua Energy Co. Ltd., Class H	46,489	139,774
China Southern Airlines Co. Ltd., Class A*	8,400	9,548
China Southern Airlines Co. Ltd., Class H*(a)	27,705	20,189
China State Construction Engineering Corp. Ltd., Class A	37,500	30,324
China Three Gorges Renewables Group Co. Ltd., Class A	19,186	15,432
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	45,487
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	879	22,184
China Tower Corp. Ltd., Class H, 144A	604,088	65,416
China United Network Communications Ltd., Class A	26,500	20,133
China Vanke Co. Ltd., Class A	9,000	22,196
China Vanke Co. Ltd., Class H	22,810	39,812
China Yangtze Power Co. Ltd., Class A	19,300	58,762
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	8,979
China Zheshang Bank Co. Ltd., Class A*	25,000	10,504
Chinasoft International Ltd.*	34,896	25,029
Chongqing Brewery Co. Ltd., Class A	500	9,889
Chongqing Changan Automobile Co. Ltd., Class A	7,462	14,409
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,200	4,422
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,400	6,980
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,252	16,152
CITIC Ltd.	81,080	89,453
CITIC Securities Co. Ltd., Class A	9,610	28,554
CITIC Securities Co. Ltd., Class H	27,559	58,352
CMOC Group Ltd., Class A	15,700	13,328
CMOC Group Ltd., Class H	51,225	28,780
CNGR Advanced Material Co. Ltd., Class A	600	6,079
Contemporary Amperex Technology Co. Ltd., Class A	1,922	111,700
COSCO SHIPPING Development Co. Ltd., Class A	14,000	5,056
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,500	7,292
COSCO SHIPPING Holdings Co. Ltd., Class A	11,530	17,884
COSCO SHIPPING Holdings Co. Ltd., Class H	43,337	44,941
Country Garden Holdings Co. Ltd.(a)	171,954	52,576

Country Garden Services Holdings Co. Ltd.	33,010	61,147
CRRC Corp. Ltd., Class A	20,700	16,977
CRRC Corp. Ltd., Class H	59,993	27,438
CSC Financial Co. Ltd., Class A	2,925	11,271
CSPC Pharmaceutical Group Ltd.	120,425	129,333
Daan Gene Co. Ltd., Class A	2,900	6,693
Dali Foods Group Co. Ltd., 144A	24,671	9,963
Daqin Railway Co. Ltd., Class A	13,600	13,287
Daqo New Energy Corp., ADR*	797	35,211
DaShenLin Pharmaceutical Group Co. Ltd., Class A	960	5,332
DHC Software Co. Ltd., Class A	800	757
Do-Fluoride New Materials Co. Ltd., Class A	900	4,727
Dong-E-E-Jiao Co. Ltd., Class A	200	1,376
Dongfang Electric Corp. Ltd., Class A	2,280	6,473
Dongfeng Motor Group Co. Ltd., Class H	36,130	18,458
Dongxing Securities Co. Ltd., Class A	600	742
Dongyue Group Ltd.	20,698	23,416
East Money Information Co. Ltd., Class A	9,729	29,286
Ecovacs Robotics Co. Ltd., Class A	500	6,504
ENN Energy Holdings Ltd.	10,706	152,078
ENN Natural Gas Co. Ltd., Class A	2,300	6,391
Eve Energy Co. Ltd., Class A	1,967	20,576
Everbright Securities Co. Ltd., Class A	4,800	10,802
Fangda Carbon New Material Co. Ltd., Class A*	3,834	3,691
FAW Jiefang Group Co. Ltd., Class A	5,500	6,751
First Capital Securities Co. Ltd., Class A	900	776
Flat Glass Group Co. Ltd., Class A	700	3,480
Flat Glass Group Co. Ltd., Class H	6,437	17,016
Focus Media Information Technology Co. Ltd., Class A	11,720	11,029
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,993	35,391
Fosun International Ltd.	28,609	23,399
Foxconn Industrial Internet Co. Ltd., Class A	7,100	9,807
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	11,201
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,686	34,418
Ganfeng Lithium Group Co. Ltd., Class A	1,680	17,501
Ganfeng Lithium Group Co. Ltd., Class H, 144A(a)	4,774	33,269
GD Power Development Co. Ltd., Class A*	9,450	5,344
GDS Holdings Ltd., Class A*	12,108	29,648
Gemdale Corp., Class A	4,300	5,983
Genscript Biotech Corp.*	14,970	40,908
GF Securities Co. Ltd., Class A	6,300	14,803
GF Securities Co. Ltd., Class H	22,535	31,982
GigaDevice Semiconductor, Inc., Class A	641	9,674
Ginlong Technologies Co. Ltd., Class A*	450	10,281
GoerTek, Inc., Class A	2,100	6,512
Gotion High-tech Co. Ltd., Class A	1,200	5,106
Great Wall Motor Co. Ltd., Class A	1,900	9,429
Great Wall Motor Co. Ltd., Class H(a)	39,498	52,333
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,000	15,333
Greentown China Holdings Ltd.	13,343	18,223
Greentown Service Group Co. Ltd.(a)	20,048	13,358
Guangdong Haid Group Co. Ltd., Class A	1,081	9,880
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	5,534
Guanghui Energy Co. Ltd., Class A	3,641	5,653
Guangzhou Automobile Group Co. Ltd., Class A	4,800	7,922
Guangzhou Automobile Group Co. Ltd., Class H	39,187	24,962
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,726
Guangzhou Haige Communications Group, Inc. Co., Class A	5,700	7,816
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,063
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	5,935
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	12,559
Guolian Securities Co. Ltd., Class A	1,900	3,103
Guosen Securities Co. Ltd., Class A	6,400	8,896
Guotai Junan Securities Co. Ltd., Class A	6,100	12,543
Guoyuan Securities Co. Ltd., Class A	6,630	6,726
H World Group Ltd., ADR	2,572	121,836
Haidilao International Holding Ltd., 144A*	16,015	44,274
Haier Smart Home Co. Ltd., Class A	6,000	22,714
Haier Smart Home Co. Ltd., Class H	29,981	105,992
Haitian International Holdings Ltd.	9,936	25,950
Haitong Securities Co. Ltd., Class A	7,800	10,269
Haitong Securities Co. Ltd., Class H	37,734	24,277
Hangzhou First Applied Material Co. Ltd., Class A	817	8,075
Hangzhou Lion Electronics Co. Ltd., Class A	600	3,850
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	6,173
Hangzhou Robam Appliances Co. Ltd., Class A	200	886

Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	6,306
Hangzhou Tigermed Consulting Co. Ltd., Class A	174	2,891
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,559	17,885
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,139	30,787
Heilongjiang Agriculture Co. Ltd., Class A	3,400	6,966
Henan Shenhuo Coal & Power Co. Ltd., Class A	621	1,671
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,794
Hengan International Group Co. Ltd.	8,762	40,297
Hengli Petrochemical Co. Ltd., Class A	4,210	10,692
Hengtong Optic-electric Co. Ltd., Class A	1,900	4,027
Hengyi Petrochemical Co. Ltd., Class A	1,366	1,596
Hesteel Co. Ltd., Class A	2,700	979
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	8,525
Hongfa Technology Co. Ltd., Class A	700	3,530
Hoshine Silicon Industry Co. Ltd., Class A	500	7,050
Hua Hong Semiconductor Ltd., 144A*	8,470	32,426
Huadian Power International Corp. Ltd., Class A	7,800	6,442
Huadong Medicine Co. Ltd., Class A	1,900	13,136
Huafon Chemical Co. Ltd., Class A	2,500	2,935
Huaibei Mining Holdings Co. Ltd., Class A	2,600	5,432
Hualan Biological Engineering, Inc., Class A	2,573	8,215
Huaneng Power International, Inc., Class A*	7,900	9,287
Huaneng Power International, Inc., Class H*(a)	54,172	26,639
Huatai Securities Co. Ltd., Class A	5,800	10,515
Huatai Securities Co. Ltd., Class H, 144A	21,799	24,522
Huaxia Bank Co. Ltd., Class A	14,100	10,590
Huaxin Cement Co. Ltd., Class A	1,500	3,764
Huayu Automotive Systems Co. Ltd., Class A	2,800	7,615
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	5,050
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,565
Humanwell Healthcare Group Co. Ltd., Class A	1,500	5,758
Hunan Changyuan Lico Co. Ltd., Class A	3,062	7,151
Hunan Valin Steel Co. Ltd., Class A	4,600	3,720
Hundsun Technologies, Inc., Class A	1,689	10,790
Hygeia Healthcare Holdings Co. Ltd., 144A*	4,438	32,256
Iflytek Co. Ltd., Class A	2,050	14,259
Imeik Technology Development Co. Ltd., Class A	200	16,934
Industrial & Commercial Bank of China Ltd., Class A	47,400	29,327
Industrial & Commercial Bank of China Ltd., Class H	760,649	379,869
Industrial Bank Co. Ltd., Class A	15,259	37,127
Industrial Securities Co. Ltd., Class A	6,700	6,199
Ingenic Semiconductor Co. Ltd., Class A	600	6,535
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	14,690
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,900	5,566
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	6,105
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,100	22,352
Inner Mongolia Yitai Coal Co. Ltd., Class B	15,100	20,355
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	6,391
Innovent Biologics, Inc., 144A*	13,617	66,095
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,894
iQIYI, Inc., ADR*	5,774	44,633
JA Solar Technology Co. Ltd., Class A	1,960	17,237
Jafron Biomedical Co. Ltd., Class A	950	4,430
Jason Furniture Hangzhou Co. Ltd., Class A	166	1,125
JCET Group Co. Ltd., Class A	1,800	7,288
JD Health International, Inc., 144A*	14,949	104,270
JD.com, Inc., Class A	29,081	643,536
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,400	5,363
Jiangsu Expressway Co. Ltd., Class H	20,078	19,184
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	13,213
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,478	34,288
Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	7,176
Jiangsu Pacific Quartz Co. Ltd., Class A	400	8,266
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	29,355
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,563

Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	6,933
Jiangxi Copper Co. Ltd., Class A	3,000	8,469
Jiangxi Copper Co. Ltd., Class H	16,202	25,512
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	4,379
JiuGui Liquor Co. Ltd., Class A	300	6,561
Jiumaojiu International Holdings Ltd., 144A(a)	10,083	24,304
Jizhong Energy Resources Co. Ltd., Class A	5,500	5,643
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,745
Joinn Laboratories China Co. Ltd., Class A	280	2,367
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,041
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	5,374
Juewei Food Co. Ltd., Class A	300	2,262
Kangmei Pharmaceutical Co. Ltd., Class A*	606	189
Kanzhun Ltd., ADR*	2,494	50,254
KE Holdings, Inc., ADR*	8,964	163,593
Keda Industrial Group Co. Ltd., Class A	2,200	5,188
Kingdee International Software Group Co. Ltd.*	33,444	62,292
Kingsoft Corp. Ltd.	12,663	41,702
Koolearn Technology Holding Ltd., 144A*(a)	5,305	30,109
Kuaishou Technology, 144A*	23,812	159,264
Kuang-Chi Technologies Co. Ltd., Class A	1,600	4,031
Kweichow Moutai Co. Ltd., Class A	1,014	264,629
LB Group Co. Ltd., Class A	2,300	7,251
Lenovo Group Ltd.	94,666	84,904
Lens Technology Co. Ltd., Class A	3,700	6,788
Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	3,446
Li Auto, Inc., Class A*	15,098	177,439
Li Ning Co. Ltd.	31,629	268,968
Lingyi iTech Guangdong Co., Class A*	6,890	5,681
Longfor Group Holdings Ltd., 144A	24,909	71,083
LONGi Green Energy Technology Co. Ltd., Class A	6,154	39,174
Lufax Holding Ltd., ADR	8,033	17,351
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	500	4,020
Luxi Chemical Group Co. Ltd., Class A	3,200	6,681
Luxshare Precision Industry Co. Ltd., Class A	6,370	27,442
Luzhou Laojiao Co. Ltd., Class A	1,200	43,166
Mango Excellent Media Co. Ltd., Class A	1,803	8,696
Maxscend Microelectronics Co. Ltd., Class A	448	7,561
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	3,505
Meituan, Class B, 144A*	66,190	1,147,662
Metallurgical Corp. of China Ltd., Class A	21,700	10,647
Microport Scientific Corp.*	8,655	24,478
Ming Yang Smart Energy Group Ltd., Class A	1,200	4,384
MINISO Group Holding Ltd., ADR	1,260	22,554
Minth Group Ltd.	9,591	24,926
Montage Technology Co. Ltd., Class A	489	4,065
Muyuan Foods Co. Ltd., Class A	4,664	33,246
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,600	6,461
NARI Technology Co. Ltd., Class A	5,304	20,034
NAURA Technology Group Co. Ltd., Class A	336	11,277
NavInfo Co. Ltd., Class A	2,200	4,128
NetEase, Inc.	26,653	411,201
New China Life Insurance Co. Ltd., Class A	2,100	9,418
New China Life Insurance Co. Ltd., Class H	11,170	27,038
New Hope Liuhe Co. Ltd., Class A*	4,300	8,167
New Oriental Education & Technology Group, Inc.*	21,512	81,944
Ninestar Corp., Class A	1,200	9,320
Ningbo Deye Technology Co. Ltd., Class A	200	9,523
Ningbo Joyson Electronic Corp., Class A*	1,500	3,395
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	4,748
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	398	4,131
Ningbo Shanshan Co. Ltd., Class A	2,000	5,143
Ningbo Tuopu Group Co. Ltd., Class A	900	8,676
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	13,641
NIO, Inc., ADR*	18,432	173,076
Nongfu Spring Co. Ltd., Class H, 144A(a)	24,201	135,659
North Industries Group Red Arrow Co. Ltd., Class A	1,400	4,569
Offshore Oil Engineering Co. Ltd., Class A	4,600	4,514
Oppein Home Group, Inc., Class A	460	9,372

Orient Securities Co. Ltd., Class A	4,438	6,513
Ovctek China, Inc., Class A	900	4,461
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	5,309
PDD Holdings, Inc., ADR*	6,830	599,196
People’s Insurance Co. Group of China Ltd., Class A	6,700	5,032
People’s Insurance Co. Group of China Ltd., Class H	110,490	34,909
Perfect World Co. Ltd., Class A	2,250	4,610
PetroChina Co. Ltd., Class A	13,632	10,259
PetroChina Co. Ltd., Class H	284,171	145,536
Pharmaron Beijing Co. Ltd., Class A	1,050	9,030
Pharmaron Beijing Co. Ltd., Class H, 144A	2,507	14,021
PICC Property & Casualty Co. Ltd., Class H	94,338	82,807
Ping An Bank Co. Ltd., Class A	17,300	34,302
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	6,436	14,710
Ping An Insurance Group Co. of China Ltd., Class A	9,000	62,419
Ping An Insurance Group Co. of China Ltd., Class H	86,919	590,209
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,900	5,011
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	21,496
Pop Mart International Group Ltd., 144A(a)	7,396	20,541
Postal Savings Bank of China Co. Ltd., Class A	23,800	15,479
Postal Savings Bank of China Co. Ltd., Class H, 144A	109,834	65,905
Power Construction Corp. of China Ltd., Class A	12,201	12,605
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,400	15,701
Raytron Technology Co. Ltd., Class A	344	2,290
Rongsheng Petrochemical Co. Ltd., Class A	8,875	17,278
SAIC Motor Corp. Ltd., Class A	7,300	15,787
Sailun Group Co. Ltd., Class A	2,700	4,320
Sangfor Technologies, Inc., Class A	375	7,706
Sany Heavy Equipment International Holdings Co. Ltd.	14,851	14,814
Sany Heavy Industry Co. Ltd., Class A	6,000	16,170
Satellite Chemical Co. Ltd., Class A	3,917	9,812
Seazen Holdings Co. Ltd., Class A*	2,200	6,185
SF Holding Co. Ltd., Class A	4,167	32,335
SG Micro Corp., Class A	152	3,436
Shaanxi Coal Industry Co. Ltd., Class A	7,100	20,432
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,500	5,723
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	996
Shandong Gold Mining Co. Ltd., Class A	4,136	11,295
Shandong Gold Mining Co. Ltd., Class H, 144A	7,838	13,420
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	8,110
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,539
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,532
Shandong Sun Paper Industry JSC Ltd., Class A	3,800	7,064
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	34,691	55,952
Shanghai Aiko Solar Energy Co. Ltd., Class A*	1,300	6,844
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	5,927
Shanghai Baosight Software Co. Ltd., Class A	698	4,970
Shanghai Baosight Software Co. Ltd., Class B	7,150	23,309
Shanghai Construction Group Co. Ltd., Class A	17,700	6,902
Shanghai Electric Group Co. Ltd., Class A*	16,200	9,767
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	8,243
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,671	19,505
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	225	6,809
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	569	5,892
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	3,698	15,170
Shanghai International Airport Co. Ltd., Class A*	900	7,594
Shanghai International Port Group Co. Ltd., Class A	11,400	8,727
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	9,813
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	3,905

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	14,259	11,122
Shanghai M&G Stationery, Inc., Class A	275	2,144
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,961
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,618	22,248
Shanghai Pudong Development Bank Co. Ltd., Class A	28,000	28,927
Shanghai Putailai New Energy Technology Co. Ltd., Class A	650	4,703
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	4,996
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,000	7,679
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	6,824
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,000	9,626
Shanxi Meijin Energy Co. Ltd., Class A	4,700	6,364
Shanxi Securities Co. Ltd., Class A	4,050	3,380
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	4,058
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	39,857
Shenghe Resources Holding Co. Ltd., Class A	1,600	3,688
Shengyi Technology Co. Ltd., Class A	2,455	6,404
Shennan Circuits Co. Ltd., Class A	658	7,561
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	12,751
Shenzhen Capchem Technology Co. Ltd., Class A	540	3,609
Shenzhen Dynanonic Co. Ltd., Class A	200	6,516
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,612
Shenzhen Inovance Technology Co. Ltd., Class A	1,937	20,430
Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	3,756
Shenzhen Kedali Industry Co. Ltd., Class A	300	5,293
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	892	40,304
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,769
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,185	2,433
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,068
Shenzhen SC New Energy Technology Corp., Class A	300	5,573
Shenzhen Senior Technology Material Co. Ltd., Class A	2,200	6,727
Shenzhen Transsion Holdings Co. Ltd., Class A	422	4,899
Shenzhou International Group Holdings Ltd.	10,767	117,554
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	7,343
Sichuan Chuantou Energy Co. Ltd., Class A	2,200	4,109
Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	5,258
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,662
Sichuan New Energy Power Co. Ltd.*	1,800	4,716
Sichuan Road & Bridge Group Co. Ltd., Class A	4,900	8,961
Sichuan Swellfun Co. Ltd., Class A	500	5,957
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,500	5,288
Sieyuan Electric Co. Ltd., Class A	1,000	6,770
Silergy Corp.	4,489	85,745
Sinoma Science & Technology Co. Ltd., Class A	1,000	3,317
Sinomine Resource Group Co. Ltd., Class A	500	5,397
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	565
Sinopharm Group Co. Ltd., Class H	18,411	49,256
Skshu Paint Co. Ltd., Class A*	420	7,398
Smoore International Holdings Ltd., 144A(a)	23,681	29,234
Songcheng Performance Development Co. Ltd., Class A	2,520	5,693
SooChow Securities Co. Ltd., Class A	1,352	1,370
StarPower Semiconductor Ltd., Class A	200	8,490
Sunac China Holdings Ltd.*(b)	40,216	0
Sungrow Power Supply Co. Ltd., Class A	1,140	19,618
Sunny Optical Technology Group Co. Ltd.	9,432	106,944
Sunwoda Electronic Co. Ltd., Class A	1,800	5,600
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	3,773
Suzhou Maxwell Technologies Co. Ltd., Class A	160	8,452
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	800	6,619
TAL Education Group, ADR*	5,594	39,326

Tangshan Jidong Cement Co. Ltd., Class A	5,300	6,886
TBEA Co. Ltd., Class A	3,100	9,617
TCL Technology Group Corp., Class A	12,800	8,177
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,236	20,324
Tencent Holdings Ltd.	84,380	3,693,654
Tencent Music Entertainment Group, ADR*	9,335	70,386
Thunder Software Technology Co. Ltd., Class A	400	5,502
Tianma Microelectronics Co. Ltd., Class A	1,000	1,377
Tianqi Lithium Corp., Class A*	1,200	14,157
Tianshan Aluminum Group Co. Ltd., Class A	774	924
Tibet Summit Resources Co. Ltd., Class A*	1,400	5,260
Tingyi Cayman Islands Holding Corp.	28,310	45,732
Titan Wind Energy Suzhou Co. Ltd., Class A	2,500	5,507
Tongcheng Travel Holdings Ltd.*	16,380	32,470
TongFu Microelectronics Co. Ltd., Class A*	2,100	6,753
Tongkun Group Co. Ltd., Class A	2,000	4,705
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,264
Tongwei Co. Ltd., Class A	4,000	24,116
Topchoice Medical Corp., Class A*	255	5,359
Topsports International Holdings Ltd., 144A	27,577	24,066
TravelSky Technology Ltd., Class H	12,348	24,352
Trina Solar Co. Ltd., Class A	2,056	18,253
Trip.com Group Ltd., ADR*	7,327	260,475
Tsingtao Brewery Co. Ltd., Class A	500	8,020
Tsingtao Brewery Co. Ltd., Class H	8,044	79,319
Unigroup Guoxin Microelectronics Co. Ltd., Class A	929	14,824
Uni-President China Holdings Ltd.	13,233	11,599
Unisplendour Corp. Ltd., Class A	2,954	10,796
Vipshop Holdings Ltd., ADR*	6,096	90,769
Walvax Biotechnology Co. Ltd., Class A	1,300	7,159
Wanhua Chemical Group Co. Ltd., Class A	2,759	41,390
Want Want China Holdings Ltd.	60,959	38,364
Weibo Corp., ADR*	834	17,247
Weichai Power Co. Ltd., Class A	5,900	10,561
Weichai Power Co. Ltd., Class H	25,916	38,431
Weihai Guangwei Composites Co. Ltd., Class A	500	4,795
Wens Foodstuffs Group Co. Ltd., Class A	4,716	13,429
Western Securities Co. Ltd., Class A	900	859
Western Superconducting Technologies Co. Ltd., Class A	564	7,362
Will Semiconductor Co. Ltd., Class A	791	9,782
Wingtech Technology Co. Ltd., Class A	1,035	8,023
Wuchan Zhongda Group Co. Ltd., Class A	4,500	3,166
Wuhan Guide Infrared Co. Ltd., Class A	3,665	6,291
Wuliangye Yibin Co. Ltd., Class A	3,400	100,006
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	5,191
WuXi AppTec Co. Ltd., Class A	1,911	22,735
WuXi AppTec Co. Ltd., Class H, 144A	4,712	50,155
Wuxi Autowell Technology Co. Ltd., Class A	251	7,075
Wuxi Biologics Cayman, Inc., 144A*	47,797	333,082
Wuxi Shangji Automation Co. Ltd., Class A	280	4,475
XCMG Construction Machinery Co. Ltd., Class A	8,400	8,581
Xiamen C & D, Inc., Class A	3,500	6,648
Xiamen Faratronic Co. Ltd., Class A	300	6,578
Xiamen Tungsten Co. Ltd., Class A	1,800	5,921
Xiaomi Corp., Class B, 144A*	204,989	309,727
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,138	1,860
Xinyi Solar Holdings Ltd.	70,881	75,672
XPeng, Inc., Class A*	10,476	45,844
Xtep International Holdings Ltd.	17,203	19,418
Yadea Group Holdings Ltd., 144A	17,346	37,170
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	5,515
Yankuang Energy Group Co. Ltd., Class A	2,200	11,301
Yankuang Energy Group Co. Ltd., Class H	21,621	65,143
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,894
Yealink Network Technology Corp. Ltd., Class A	900	8,631
Yifeng Pharmacy Chain Co. Ltd., Class A	730	6,355
Yihai International Holding Ltd.*(a)	6,646	19,305
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	5,958
Yintai Gold Co. Ltd., Class A	2,400	4,006
YongXing Special Materials Technology Co. Ltd., Class A	400	5,286
Yonyou Network Technology Co. Ltd., Class A	2,697	9,034
Youngor Group Co. Ltd., Class A	7,500	7,101

Youngy Co. Ltd., Class A*	300	4,295
YTO Express Group Co. Ltd., Class A	2,500	6,529
Yum China Holdings, Inc.	5,620	330,063
Yunda Holding Co. Ltd., Class A	3,160	5,802
Yunnan Aluminium Co. Ltd., Class A	3,800	7,294
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,462
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	3,986
Yunnan Energy New Material Co. Ltd., Class A	760	13,742
Yunnan Yuntianhua Co. Ltd., Class A*	1,500	5,236
Zai Lab Ltd., ADR*	1,195	44,394
Zangge Mining Co. Ltd., Class A	1,300	5,221
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	22,211
Zhaojin Mining Industry Co. Ltd., Class H*	13,459	14,112
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	5,242
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	9,928
Zhejiang Dahua Technology Co. Ltd., Class A	932	1,945
Zhejiang Expressway Co. Ltd., Class H	21,098	17,014
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	5,968
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	13,836
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	10,858
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,000	5,668
Zhejiang Juhua Co. Ltd., Class A	2,100	5,693
Zhejiang NHU Co. Ltd., Class A	1,483	4,048
Zhejiang Supcon Technology Co. Ltd., Class A	402	5,669
Zhejiang Supor Co. Ltd., Class A	68	557
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,232
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	7,021
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	700	5,310
Zhejiang Yongtai Technology Co. Ltd., Class A	1,000	3,347
Zheshang Securities Co. Ltd., Class A	2,100	3,118
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,016	28,774
Zhongji Innolight Co. Ltd., Class A	700	3,576
Zhongsheng Group Holdings Ltd.	7,722	38,515
Zhongtai Securities Co. Ltd., Class A	4,000	4,012
Zhuzhou CRRC Times Electric Co. Ltd.	6,956	31,681
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	5,741
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	2,836
Zijin Mining Group Co. Ltd., Class A	16,000	26,268
Zijin Mining Group Co. Ltd., Class H	76,753	115,774
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	6,735
ZTE Corp., Class A	2,900	13,453
ZTE Corp., Class H	11,059	32,827
ZTO Express Cayman, Inc., ADR	5,585	134,375

(Cost $25,792,717)		25,870,771

Colombia - 0.1%
Bancolombia SA	3,789	27,992
Interconexion Electrica SA ESP	6,175	21,869

(Cost $60,699)		49,861

Cyprus - 0.0%
Polymetal International PLC*(b)	4,894	0
TCS Group Holding PLC, GDR*(b)	1,702	0

(Cost $173,897)		0

Czech Republic - 0.2%
CEZ AS	2,101	98,074
Komercni Banka AS	1,109	37,416
Moneta Money Bank AS, 144A	5,239	19,998

(Cost $95,150)		155,488

Egypt - 0.1%
Commercial International Bank Egypt SAE	33,464	58,024
Eastern Co. SAE	17,485	10,572
Egyptian Financial Group-Hermes Holding Co.*	13,302	8,968
Fawry for Banking & Payment Technology Services SAE*	6,535	1,233

(Cost $89,781)		78,797

Greece - 0.4%
Alpha Services and Holdings SA*	29,985	46,938
Eurobank Ergasias Services and Holdings SA*	33,828	51,952
Hellenic Telecommunications Organization SA	2,738	42,050
JUMBO SA	1,467	29,264
Motor Oil Hellas Corinth Refineries SA	832	22,071
Mytilineos SA	1,401	37,817
National Bank of Greece SA*	6,999	39,235
OPAP SA	2,761	42,870
Public Power Corp. SA*	2,557	22,448
Terna Energy SA	800	16,669

(Cost $271,771)		351,314

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*(a)	64,410	45,952
Beijing Enterprises Holdings Ltd.	7,868	25,761
Beijing Enterprises Water Group Ltd.	49,069	12,315
Bosideng International Holdings Ltd.	40,915	22,674
C&D International Investment Group Ltd.	8,504	27,410
China Everbright Environment Group Ltd.	46,457	18,821
China Gas Holdings Ltd.	41,777	58,333
China Jinmao Holdings Group Ltd.	85,312	16,520
China Mengniu Dairy Co. Ltd.*	41,883	184,086
China Merchants Port Holdings Co. Ltd.	18,577	26,034
China Overseas Land & Investment Ltd.	52,270	129,586
China Overseas Property Holdings Ltd.	18,814	21,931
China Power International Development Ltd.(a)	71,798	28,447
China Resources Beer Holdings Co. Ltd.	21,747	160,552
China Resources Cement Holdings Ltd.	34,265	18,422
China Resources Gas Group Ltd.	12,208	51,480
China Resources Land Ltd.	43,360	192,235
China Resources Power Holdings Co. Ltd.	26,281	53,638
China Ruyi Holdings Ltd.*	62,792	15,599
China State Construction International Holdings Ltd.	25,532	29,047
China Taiping Insurance Holdings Co. Ltd.	21,417	25,293
China Traditional Chinese Medicine Holdings Co. Ltd.	41,519	21,528
Chow Tai Fook Jewellery Group Ltd.	26,384	51,091
COSCO SHIPPING Ports Ltd.	27,086	17,633
Far East Horizon Ltd.(a)	21,048	18,610
GCL Technology Holdings Ltd.*(a)	274,746	70,704
Geely Automobile Holdings Ltd.	82,105	106,483
Guangdong Investment Ltd.	40,907	41,327
Kingboard Holdings Ltd.	9,057	32,308
Kingboard Laminates Holdings Ltd.	14,186	17,675
Kunlun Energy Co. Ltd.	49,949	39,962
Nine Dragons Paper Holdings Ltd.	16,156	13,152
Orient Overseas International Ltd.	1,743	27,979
Shenzhen International Holdings Ltd.	16,004	13,905
Shimao Group Holdings Ltd.*(b)	18,475	0
Sino Biopharmaceutical Ltd.	134,402	69,347
Vinda International Holdings Ltd.	5,643	15,528
Yuexiu Property Co. Ltd.	21,032	30,974

(Cost $1,704,188)		1,752,342

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	5,539	42,149
OTP Bank Nyrt	2,907	88,296
Richter Gedeon Nyrt	1,928	40,451

(Cost $149,500)		170,896

India - 13.0%
ABB India Ltd.	660	25,687
ACC Ltd.	800	16,758
Adani Enterprises Ltd.	2,261	37,302
Adani Green Energy Ltd.*	4,140	24,304
Adani Ports & Special Economic Zone Ltd.	7,406	53,076
Adani Power Ltd.*	10,412	18,427
Adani Total Gas Ltd.	3,714	30,485
Adani Transmission Ltd.*	3,768	29,304
Ambuja Cements Ltd.	8,015	33,168
Apollo Hospitals Enterprise Ltd.	1,399	74,490
Asian Paints Ltd.	5,168	176,844
AU Small Finance Bank Ltd., 144A	1,978	14,186
Aurobindo Pharma Ltd.	3,858	21,596
Avenue Supermarts Ltd., 144A*	2,124	87,793
Axis Bank Ltd.	29,977	306,089
Bajaj Auto Ltd.	1,005	44,510
Bajaj Finance Ltd.	3,655	270,236
Bajaj Finserv Ltd.	5,137	82,951
Bajaj Holdings & Investment Ltd.	373	28,219
Balkrishna Industries Ltd.	1,149	27,998
Bandhan Bank Ltd., 144A*	8,893	24,839
Bank of Baroda	13,356	25,689
Berger Paints India Ltd.	3,075	21,560
Bharat Electronics Ltd.	47,807	54,708
Bharat Forge Ltd.	3,341	32,979
Bharat Petroleum Corp. Ltd.	11,556	44,362
Bharti Airtel Ltd.	29,938	268,806
Britannia Industries Ltd.	1,438	77,612
CG Power & Industrial Solutions Ltd.*	8,382	30,951
Cholamandalam Investment and Finance Co. Ltd.	5,289	48,400
Cipla Ltd.	6,297	69,043
Coal India Ltd.	21,090	54,952
Colgate-Palmolive India Ltd.	1,794	31,977
Container Corp. Of India Ltd.	3,715	26,537
Dabur India Ltd.	8,179	52,695
Divi’s Laboratories Ltd.	1,851	63,268
DLF Ltd.	8,547	36,357
Dr. Reddy’s Laboratories Ltd.	1,642	85,739
Eicher Motors Ltd.	1,904	71,535
GAIL India Ltd.	32,547	40,414
Godrej Consumer Products Ltd.*	5,611	62,668
Godrej Properties Ltd.*	1,885	25,092
Grasim Industries Ltd.	3,456	65,993
Havells India Ltd.	3,290	47,640
HCL Technologies Ltd.	12,850	167,504
HDFC Life Insurance Co. Ltd., 144A	13,072	77,293
Hero MotoCorp Ltd.	1,552	45,416
Hindalco Industries Ltd.	17,932	86,593

Hindustan Petroleum Corp. Ltd.	8,217	21,395
Hindustan Unilever Ltd.	11,123	331,083
Housing Development Finance Corp. Ltd.	23,562	743,749
ICICI Bank Ltd.	69,939	723,227
ICICI Lombard General Insurance Co. Ltd., 144A	3,019	40,239
ICICI Prudential Life Insurance Co. Ltd., 144A	4,785	23,668
Indian Hotels Co. Ltd.	10,743	40,383
Indian Oil Corp. Ltd.	41,997	38,635
Indian Railway Catering & Tourism Corp. Ltd.	3,692	27,210
Indraprastha Gas Ltd.	4,455	23,639
Indus Towers Ltd.	9,244	19,110
Info Edge India Ltd.	1,024	43,252
Infosys Ltd.	45,520	819,104
InterGlobe Aviation Ltd., 144A*	1,135	25,487
ITC Ltd.	40,557	184,810
Jindal Steel & Power Ltd.	5,134	34,108
JSW Steel Ltd.	10,114	81,629
Jubilant Foodworks Ltd.	5,658	30,173
Kotak Mahindra Bank Ltd.	7,525	157,409
Larsen & Toubro Ltd.	9,141	233,220
LTIMindtree Ltd., 144A	1,173	67,003
Lupin Ltd.	3,109	24,793
Mahindra & Mahindra Ltd.	11,677	179,334
Marico Ltd.*	6,746	40,141
Maruti Suzuki India Ltd.	1,625	169,529
Mphasis Ltd.	1,258	30,974
MRF Ltd.	27	27,846
Muthoot Finance Ltd.	1,737	20,436
Nestle India Ltd.	443	100,049
NTPC Ltd.	52,801	108,901
Oil & Natural Gas Corp. Ltd.	36,058	66,321
Page Industries Ltd.	89	40,878
Petronet LNG Ltd.	11,103	29,890
PI Industries Ltd.	1,050	39,369
Pidilite Industries Ltd.	2,103	58,531
Power Grid Corp. of India Ltd.	43,418	116,728
Reliance Industries Ltd.	41,031	1,152,769
Samvardhana Motherson International Ltd.	24,697	23,796
SBI Cards & Payment Services Ltd.	3,023	27,443
SBI Life Insurance Co. Ltd., 144A	5,918	80,250
Shree Cement Ltd.	144	45,443
Shriram Finance Ltd.	2,834	41,253
Siemens Ltd.	1,005	39,469
SRF Ltd.	1,984	52,045
State Bank of India	24,344	153,955
Sun Pharmaceutical Industries Ltd.	12,438	143,928
Tata Consultancy Services Ltd.	12,167	487,585
Tata Consumer Products Ltd.	7,783	67,344
Tata Elxsi Ltd.	467	34,625
Tata Motors Ltd.*	22,528	114,646
Tata Power Co. Ltd.	20,307	49,756
Tata Steel Ltd.	97,593	122,718
Tech Mahindra Ltd.	7,906	105,224
Titan Co. Ltd.	4,842	138,980
Torrent Pharmaceuticals Ltd.	1,519	26,824
Trent Ltd.	2,633	40,710
Tube Investments of India Ltd.	1,422	47,679
TVS Motor Co. Ltd.	2,879	37,623
UltraTech Cement Ltd.	1,384	121,567
United Spirits Ltd.*	4,220	37,806
UPL Ltd.	6,715	56,389
Varun Beverages Ltd.	2,985	46,968
Vedanta Ltd.	9,656	31,345
Wipro Ltd.	18,716	87,628
Yes Bank Ltd.*	169,849	35,853
Zomato Ltd.*	40,207	26,021

(Cost $9,061,350)		11,383,940

Indonesia - 1.9%
Aneka Tambang Tbk	113,769	14,846
PT Adaro Energy Indonesia Tbk	197,895	38,800
PT Astra International Tbk	267,350	106,940
PT Bank Central Asia Tbk	743,207	426,430
PT Bank Mandiri Persero Tbk	248,856	163,184
PT Bank Negara Indonesia Persero Tbk	105,556	60,738
PT Bank Rakyat Indonesia Persero Tbk	911,559	279,146
PT Barito Pacific Tbk	424,588	26,032
PT Charoen Pokphand Indonesia Tbk	103,188	36,370
PT Indah Kiat Pulp & Paper Tbk	36,001	18,709
PT Indofood CBP Sukses Makmur Tbk	32,799	21,776
PT Indofood Sukses Makmur Tbk	67,261	28,558
PT Kalbe Farma Tbk	305,872	42,321
PT Merdeka Copper Gold Tbk*	158,769	47,266
PT Sarana Menara Nusantara Tbk	302,062	20,798
PT Semen Indonesia Persero Tbk	48,832	23,135
PT Sumber Alfaria Trijaya Tbk	221,159	42,057
PT Telkom Indonesia Persero Tbk	671,509	170,850
PT Unilever Indonesia Tbk	104,568	28,662
PT United Tractors Tbk	23,551	43,087
PT Vale Indonesia Tbk*	31,894	14,274

(Cost $1,374,474)		1,653,979

Kuwait - 0.9%
Agility Public Warehousing Co. KSC	18,750	36,828
Boubyan Bank KSCP	18,524	46,159
Gulf Bank KSCP	19,504	19,250
Kuwait Finance House KSCP	99,793	278,575
Mabanee Co KPSC	8,013	20,516

Mobile Telecommunications Co. KSCP	29,628	53,948
National Bank of Kuwait SAKP	100,006	348,555

(Cost $621,029)		803,831

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $44,198)	2,330	46,054

Malaysia - 1.5%
AMMB Holdings Bhd	25,746	23,006
Axiata Group Bhd	40,099	28,326
CIMB Group Holdings Bhd	94,335	117,932
Dialog Group Bhd	47,536	23,834
DiGi.Com Bhd	42,760	40,973
Gamuda Bhd	23,562	22,052
Genting Bhd	30,067	31,223
Genting Malaysia Bhd	34,645	20,845
HAP Seng Consolidated Bhd	8,151	11,080
Hong Leong Bank Bhd	9,641	44,128
Hong Leong Financial Group Bhd	2,700	10,962
IHH Healthcare Bhd	24,235	31,269
Inari Amertron Bhd	38,500	21,020
IOI Corp. Bhd	37,194	31,744
Kuala Lumpur Kepong Bhd	5,720	26,513
Malayan Banking Bhd	63,118	123,775
Malaysia Airports Holdings Bhd*	9,900	14,980
Maxis Bhd	35,596	31,015
MISC Bhd	19,200	32,346
MR DIY Group M Bhd, 144A	29,100	11,024
Nestle Malaysia Bhd	1,283	38,626
Petronas Chemicals Group Bhd	30,624	48,862
Petronas Dagangan Bhd	3,404	15,945
Petronas Gas Bhd	11,790	43,771
PPB Group Bhd	9,662	37,679
Press Metal Aluminium Holdings Bhd	49,550	56,976
Public Bank Bhd	193,710	178,278
QL Resources Bhd	17,100	22,140
RHB Bank Bhd	20,231	25,607
Sime Darby Bhd	34,123	17,261
Sime Darby Plantation Bhd	28,123	26,509
Telekom Malaysia Bhd	16,645	18,657
Tenaga Nasional Bhd	36,205	75,597
Top Glove Corp. Bhd*	77,500	13,039

(Cost $1,429,502)		1,316,994

Mexico - 2.6%
Alfa SAB de CV, Class A	41,716	27,223
America Movil SAB de CV, Series L	370,096	383,922
Arca Continental SAB de CV	6,257	52,808
Banco del Bajio SA, 144A	10,461	40,034
Cemex SAB de CV, Series CPO*	197,563	98,908
Coca-Cola Femsa SAB de CV	6,841	49,481
Fibra Uno Administracion SA de CV REIT	40,747	58,037
Fomento Economico Mexicano SAB de CV	25,988	239,846
Gruma SAB de CV, Class B	2,644	38,759
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,964	94,407
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,622	75,210
Grupo Bimbo SAB de CV, Series A	17,942	85,167
Grupo Carso SAB de CV, Series A1	6,468	30,904
Grupo Financiero Banorte SAB de CV, Class O	34,963	295,121
Grupo Financiero Inbursa SAB de CV, Class O*	29,684	61,602
Grupo Mexico SAB de CV, Series B	42,274	189,669
Grupo Televisa SAB, Series CPO	32,704	32,728
Industrias Penoles SAB de CV*	2,081	24,898
Kimberly-Clark de Mexico SAB de CV, Class A	18,644	37,407
Operadora De Sites Mexicanos SAB de CV, Class A-1	18,539	18,938
Orbia Advance Corp. SAB de CV	11,531	24,081
Promotora y Operadora de Infraestructura SAB de CV	3,300	32,186
Wal-Mart de Mexico SAB de CV	70,523	277,559

(Cost $2,116,438)		2,268,895

Netherlands - 0.0%
NEPI Rockcastle NV
(Cost $82,262)	6,182	37,085

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	3,098	23,483
Credicorp Ltd.	1,004	127,930

(Cost $200,347)		151,413

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	25,450	24,829
ACEN Corp.	10,578	1,212
Ayala Corp.	3,104	35,050
Ayala Land, Inc.	92,024	47,384
Bank of the Philippine Islands	25,586	50,756
BDO Unibank, Inc.	32,150	71,677
International Container Terminal Services, Inc.	13,551	48,916
JG Summit Holdings, Inc.	39,634	35,302
Jollibee Foods Corp.	6,583	28,544
Manila Electric Co.	3,560	20,440
Metropolitan Bank & Trust Co.	26,512	27,877
Monde Nissin Corp., 144A	91,800	20,002
PLDT, Inc.	1,206	27,998
SM Investments Corp.	3,223	49,611
SM Prime Holdings, Inc.	153,891	94,670

Universal Robina Corp.	12,014	29,628

(Cost $717,443)		613,896

Poland - 0.7%
Allegro.eu SA, 144A*	4,706	30,736
Bank Polska Kasa Opieki SA	2,624	52,898
CD Projekt SA	941	28,007
Cyfrowy Polsat SA	4,217	16,352
Dino Polska SA, 144A*	646	53,962
KGHM Polska Miedz SA	1,869	53,525
LPP SA	15	31,763
mBank SA*	177	13,051
PGE Polska Grupa Energetyczna SA*	11,558	17,356
Polski Koncern Naftowy ORLEN SA	8,370	125,422
Powszechna Kasa Oszczednosci Bank Polski SA	11,868	82,916
Powszechny Zaklad Ubezpieczen SA	8,396	69,115
Santander Bank Polska SA	452	30,360

(Cost $802,489)		605,463

Qatar - 1.0%
Barwa Real Estate Co.	30,415	22,967
Commercial Bank PSQC	43,744	73,873
Industries Qatar QSC	20,641	78,897
Masraf Al Rayan QSC	76,360	56,613
Mesaieed Petrochemical Holding Co.	62,150	35,856
Ooredoo QPSC	11,619	29,352
Qatar Electricity & Water Co. QSC	5,674	27,172
Qatar Fuel QSC	8,448	37,696
Qatar Gas Transport Co. Ltd.	30,925	30,995
Qatar International Islamic Bank QSC	14,014	40,367
Qatar Islamic Bank SAQ	23,034	117,645
Qatar National Bank QPSC	61,863	286,234

(Cost $756,619)		837,667

Russia - 0.0%
Alrosa PJSC*(b)	34,709	0
Gazprom PJSC(b)	164,723	0
Inter RAO UES PJSC(b)	490,959	0
LUKOIL PJSC(b)	5,651	0
Magnit PJSC, GDR*(b)	4	0
Magnit PJSC*(b)	933	0
MMC Norilsk Nickel PJSC(b)	883	0
Mobile TeleSystems PJSC, ADR*(b)	6,594	0
Moscow Exchange MICEX-RTS PJSC*(b)	20,735	0
Novatek PJSC(b)	12,810	0
Novolipetsk Steel PJSC*(b)	21,183	0
Ozon Holdings PLC, ADR*(b)	700	0
PhosAgro PJSC(b)	713	0
PhosAgro PJSC, GDR*(b)	13	0
Polyus PJSC*(b)	476	0
Rosneft Oil Co. PJSC(b)	14,582	0
Sberbank of Russia PJSC*(b)	146,997	0
Severstal PAO, GDR*(b)	2,248	0
Severstal PAO*(b)	707	0
Surgutneftegas PJSC, ADR*(b)	2,000	0
Surgutneftegas PJSC(b)	68,300	0
Tatneft PJSC(b)	17,973	0
United Co RUSAL International PJSC(b)	39,327	0
VK Co. Ltd., GDR*(b)	1,691	0
VTB Bank PJSC*(b)	48,782,071	0
X5 Retail Group NV, GDR*(b)	1,749	0
Yandex NV, Class A*(b)	4,277	0

(Cost $2,809,837)		0

Saudi Arabia - 3.8%
ACWA Power Co.	1,037	38,522
Advanced Petrochemical Co.	2,089	26,887
Al Rajhi Bank*	26,327	493,195
Alinma Bank	13,168	103,340
Almarai Co. JSC	3,607	50,462
Arab National Bank	8,022	49,210
Arabian Internet & Communications Services Co.	332	21,905
Bank AlBilad*	6,595	62,652
Bank Al-Jazira	6,026	29,097
Banque Saudi Fransi	7,400	64,482
Bupa Arabia for Cooperative Insurance Co.	972	40,044
Dallah Healthcare Co.	464	18,077
Dar Al Arkan Real Estate Development Co.*	7,898	30,223
Dr Sulaiman Al Habib Medical Services Group Co.	1,177	72,703
Elm Co.	316	31,914
Emaar Economic City*	6,696	13,472
Etihad Etisalat Co.	5,152	53,680
Jarir Marketing Co.	871	34,305
Mobile Telecommunications Co. Saudi Arabia*	7,012	19,395
Mouwasat Medical Services Co.	695	33,448
Nahdi Medical Co.	542	26,951
National Industrialization Co.*	4,370	14,044
Rabigh Refining & Petrochemical Co.*	5,886	15,936
Riyad Bank	18,244	126,645
SABIC Agri-Nutrients Co.	2,996	106,662
Sahara International Petrochemical Co.	4,915	46,365
Saudi Arabian Mining Co.*	11,644	197,343
Saudi Arabian Oil Co., 144A	32,563	275,939
Saudi Basic Industries Corp.	12,098	285,311
Saudi British Bank	12,694	112,136
Saudi Electricity Co.	11,649	68,913
Saudi Industrial Investment Group	5,209	31,010
Saudi Investment Bank	6,422	27,073

Saudi Kayan Petrochemical Co.*	9,490	32,117
Saudi National Bank	29,514	371,614
Saudi Research & Media Group*	482	23,916
Saudi Tadawul Group Holding Co.	670	25,496
Saudi Telecom Co.	20,137	188,618
Savola Group	3,550	25,731
Yanbu National Petrochemical Co.	3,072	34,382

(Cost $2,924,882)		3,323,215

Singapore - 0.0%
BOC Aviation Ltd., 144A	2,752	19,879
JOYY, Inc., ADR	575	18,055

(Cost $54,095)		37,934

South Africa - 3.4%
Absa Group Ltd.	11,464	123,879
African Rainbow Minerals Ltd.	1,410	19,531
Anglo American Platinum Ltd.	755	41,819
AngloGold Ashanti Ltd.	5,490	92,695
Aspen Pharmacare Holdings Ltd.	5,194	40,129
Bid Corp. Ltd.	4,402	96,405
Bidvest Group Ltd.	4,049	51,664
Capitec Bank Holdings Ltd.	1,177	112,445
Clicks Group Ltd.	3,586	52,233
Discovery Ltd.*	6,811	55,537
Exxaro Resources Ltd.	4,511	49,401
FirstRand Ltd.	68,028	242,812
Foschini Group Ltd.	4,791	26,492
Gold Fields Ltd.	12,215	110,936
Growthpoint Properties Ltd. REIT	51,083	37,384
Harmony Gold Mining Co. Ltd.	8,168	24,822
Impala Platinum Holdings Ltd.	11,324	105,754
Kumba Iron Ore Ltd.(a)	911	23,764
Mr Price Group Ltd.	3,620	30,015
MTN Group Ltd.	22,719	179,142
MultiChoice Group	5,496	42,196
Naspers Ltd., Class N	2,929	519,461
Nedbank Group Ltd.	6,141	77,103
Northam Platinum Holdings Ltd.*	4,464	36,764
Old Mutual Ltd.	65,458	42,451
OUTsurance Group Ltd.	11,932	23,201
Pepkor Holdings Ltd., 144A	23,840	24,340
Remgro Ltd.	6,921	52,677
Sanlam Ltd.	23,953	78,035
Sasol Ltd.	7,594	111,787
Shoprite Holdings Ltd.	6,694	81,115
Sibanye Stillwater Ltd.	37,076	74,919
Standard Bank Group Ltd.	18,147	181,401
Vodacom Group Ltd.	8,858	61,116
Woolworths Holdings Ltd.	13,664	57,290

(Cost $3,784,275)		2,980,715

South Korea - 11.0%
Amorepacific Corp.	388	40,581
BGF retail Co. Ltd.	104	14,202
Celltrion Healthcare Co. Ltd.	1,149	47,323
Celltrion Pharm, Inc.*	254	10,999
Celltrion, Inc.	1,369	150,220
Cheil Worldwide, Inc.	1,143	17,276
CJ CheilJedang Corp.	116	28,140
CJ Corp.	217	14,251
Coway Co. Ltd.	758	30,589
DB Insurance Co. Ltd.	543	31,597
Doosan Bobcat, Inc.	746	21,367
Doosan Enerbility Co. Ltd.*	5,809	71,381
Ecopro BM Co. Ltd.	681	85,585
E-MART, Inc.	262	22,176
F&F Co. Ltd. / New	244	25,612
GS Holdings Corp.	657	20,183
Hana Financial Group, Inc.	3,885	133,292
Hankook Tire & Technology Co. Ltd.	1,096	30,811
Hanmi Pharm. Co. Ltd.*	94	18,399
Hanon Systems	2,266	15,463
Hanwha Solutions Corp.*(b)	1,386	43,573
HD Hyundai Co. Ltd.	646	28,999
HLB, Inc.*	1,451	35,418
HMM Co. Ltd.*	3,784	64,485
Hotel Shilla Co. Ltd.	459	27,819
HYBE Co. Ltd.*	274	38,328
Hyundai Engineering & Construction Co. Ltd.	1,122	30,864
Hyundai Glovis Co. Ltd.	273	32,721
Hyundai Heavy Industries Co. Ltd.	229	18,413
Hyundai Mipo Dockyard Co. Ltd.	314	16,658
Hyundai Mobis Co. Ltd.	823	132,165
Hyundai Motor Co.	1,864	248,345
Hyundai Steel Co.	1,293	34,200
Iljin Materials Co. Ltd.*	308	14,804
Industrial Bank of Korea	3,132	24,568
Kakao Corp.	4,187	197,445
Kakao Games Corp.*	402	14,932
KakaoBank Corp.*	1,957	39,414
Kakaopay Corp.*	338	16,016
Kangwon Land, Inc.*	1,174	17,922
KB Financial Group, Inc.	5,193	201,323
Kia Corp.	3,527	200,705
Korea Aerospace Industries Ltd.*	1,061	36,162
Korea Electric Power Corp.	3,430	46,787
Korea Investment Holdings Co. Ltd.*	603	28,253
Korea Shipbuilding & Offshore Engineering Co. Ltd.	598	36,741
Korea Zinc Co. Ltd.	128	56,491
Korean Air Lines Co. Ltd.	2,481	42,655

Krafton, Inc.*	389	49,917
KT&G Corp.	1,439	96,459
Kumho Petrochemical Co. Ltd.*	267	31,739
L&F Co. Ltd.	295	58,409
LG Chem Ltd.	670	344,304
LG Corp.	1,291	80,294
LG Display Co. Ltd.	3,212	37,114
LG Electronics, Inc.	1,469	123,448
LG Energy Solution Ltd.*	470	185,762
LG H&H Co. Ltd.	119	60,073
LG Innotek Co. Ltd.	195	40,820
LG Uplus Corp.	2,880	24,093
Lotte Chemical Corp.	264	35,552
Lotte Shopping Co. Ltd.	157	10,322
Meritz Financial Group, Inc.	915	31,117
Meritz Securities Co. Ltd.	4,423	23,465
Mirae Asset Securities Co. Ltd.	3,397	18,355
NAVER Corp.	1,768	278,578
NCSoft Corp.	226	74,209
Netmarble Corp., 144A*	332	15,505
NH Investment & Securities Co. Ltd.*	1,668	11,975
Orion Corp.	353	33,346
Pan Ocean Co. Ltd.	3,856	18,446
Pearl Abyss Corp.*	439	14,879
POSCO Chemical Co. Ltd.	362	60,459
POSCO Holdings, Inc.	976	234,550
S-1 Corp.	230	9,803
Samsung Biologics Co. Ltd., 144A*	246	143,705
Samsung C&T Corp.	1,147	95,435
Samsung Electro-Mechanics Co. Ltd.	723	78,679
Samsung Electronics Co. Ltd.	64,726	2,964,214
Samsung Engineering Co. Ltd.*	2,032	40,310
Samsung Fire & Marine Insurance Co. Ltd.	416	67,434
Samsung Heavy Industries Co. Ltd.*	8,463	35,176
Samsung Life Insurance Co. Ltd.	1,100	56,611
Samsung SDI Co. Ltd.	760	399,743
Samsung SDS Co. Ltd.	480	45,452
Samsung Securities Co. Ltd.	816	20,658
SD Biosensor, Inc.	545	9,473
Shinhan Financial Group Co. Ltd.	6,121	179,710
SK Biopharmaceuticals Co. Ltd.*	460	23,187
SK Bioscience Co. Ltd.*	337	17,751
SK Hynix, Inc.	7,469	504,613
SK IE Technology Co. Ltd., 144A*	352	17,397
SK Innovation Co. Ltd.*	778	88,235
SK Square Co. Ltd.*	1,327	38,459
SK, Inc.	466	62,896
SKC Co. Ltd.	275	20,366
S-Oil Corp.	602	36,714
Woori Financial Group, Inc.	7,216	66,529
Yuhan Corp.	815	32,458

(Cost $6,925,545)		9,603,851

Taiwan - 14.8%
Accton Technology Corp.	6,794	63,102
Acer, Inc.	39,849	33,154
Advantech Co. Ltd.	5,934	69,527
ASE Technology Holding Co. Ltd.	46,685	162,412
Asia Cement Corp.	32,759	48,113
Asustek Computer, Inc.	9,788	89,305
AUO Corp.	85,875	52,422
Catcher Technology Co. Ltd.	9,339	56,550
Cathay Financial Holding Co. Ltd.	110,284	157,267
Chailease Holding Co. Ltd.	19,225	142,281
Chang Hwa Commercial Bank Ltd.	70,483	40,366
Cheng Shin Rubber Industry Co. Ltd.	26,309	29,573
China Airlines Ltd.	41,386	27,573
China Development Financial Holding Corp.	219,021	94,884
China Steel Corp.	156,299	161,072
Chunghwa Telecom Co. Ltd.	50,874	192,847
Compal Electronics, Inc.	61,728	48,925
CTBC Financial Holding Co. Ltd.	232,501	173,596
Delta Electronics, Inc.	26,146	245,847
E Ink Holdings, Inc.	10,844	69,222
E.Sun Financial Holding Co. Ltd.	172,079	140,907
Eclat Textile Co. Ltd.	2,531	39,914
eMemory Technology, Inc.	844	51,799
Eva Airways Corp.	38,070	35,359
Evergreen Marine Corp. Taiwan Ltd.	13,728	70,736
Far Eastern New Century Corp.	41,772	44,487
Far EasTone Telecommunications Co. Ltd.	22,965	52,006
Feng TAY Enterprise Co. Ltd.	5,891	35,768
First Financial Holding Co. Ltd.	144,821	127,380
Formosa Chemicals & Fibre Corp.	48,321	112,915
Formosa Petrochemical Corp.	14,899	41,612
Formosa Plastics Corp.	54,631	162,981
Fubon Financial Holding Co. Ltd.	100,327	197,562
Giant Manufacturing Co. Ltd.	4,650	31,056
Globalwafers Co. Ltd.	2,836	47,655
Hon Hai Precision Industry Co. Ltd.	168,250	557,713
Hotai Motor Co. Ltd.	4,242	85,899
Hua Nan Financial Holdings Co. Ltd.	124,253	93,181
Innolux Corp.	122,708	59,200
Inventec Corp.	35,650	31,123
Largan Precision Co. Ltd.	1,378	99,722
Lite-On Technology Corp.	28,390	64,757
MediaTek, Inc.	20,325	482,285
Mega Financial Holding Co. Ltd.	148,593	162,397

Micro-Star International Co. Ltd.	9,488	42,661
momo.com, Inc.	987	25,720
Nan Ya Plastics Corp.	62,905	156,078
Nan Ya Printed Circuit Board Corp.	3,074	23,709
Nanya Technology Corp.	17,466	33,477
Nien Made Enterprise Co. Ltd.	2,332	24,951
Novatek Microelectronics Corp.	7,665	102,512
Pegatron Corp.	27,278	60,877
PharmaEssentia Corp.*	2,652	43,867
Pou Chen Corp.	26,787	29,539
Powerchip Semiconductor Manufacturing Corp.	41,900	45,792
President Chain Store Corp.	7,822	68,543
Quanta Computer, Inc.	36,305	95,441
Realtek Semiconductor Corp.	6,193	77,236
Ruentex Development Co. Ltd.	23,949	34,938
Shanghai Commercial & Savings Bank Ltd.	53,525	83,706
Shin Kong Financial Holding Co. Ltd.	164,479	47,990
SinoPac Financial Holdings Co. Ltd.	140,670	79,408
Synnex Technology International Corp.	17,635	36,173
Taishin Financial Holding Co. Ltd.	150,412	81,205
Taiwan Business Bank	80,044	37,829
Taiwan Cement Corp.	84,139	108,109
Taiwan Cooperative Financial Holding Co. Ltd.	127,130	111,194
Taiwan High Speed Rail Corp.	28,062	27,077
Taiwan Mobile Co. Ltd.	24,144	76,546
Taiwan Semiconductor Manufacturing Co. Ltd.	331,755	5,563,820
Unimicron Technology Corp.	17,207	72,285
Uni-President Enterprises Corp.	64,001	141,783
United Microelectronics Corp.*	159,287	261,126
Vanguard International Semiconductor Corp.	12,915	39,208
Voltronic Power Technology Corp.	873	45,986
Walsin Lihwa Corp.	33,789	62,766
Wan Hai Lines Ltd.	9,733	25,427
Win Semiconductors Corp.	4,639	25,883
Winbond Electronics Corp.	36,335	27,487
Wiwynn Corp.	1,192	37,908
WPG Holdings Ltd.	20,045	32,433
Yageo Corp.	4,439	78,379
Yang Ming Marine Transport Corp.	23,625	50,089
Yuanta Financial Holding Co. Ltd.	133,530	99,700
Zhen Ding Technology Holding Ltd.	9,131	33,564

(Cost $6,684,859)		12,938,874

Thailand - 2.0%
Advanced Info Service PCL, NVDR	16,673	95,298
Airports of Thailand PCL, NVDR*	54,400	111,982
Asset World Corp. PCL, NVDR	118,000	19,699
B Grimm Power PCL, NVDR	10,300	11,366
Bangkok Dusit Medical Services PCL, NVDR	141,300	111,949
Bangkok Expressway & Metro PCL, NVDR	102,600	26,854
Berli Jucker PCL, NVDR	18,000	19,609
BTS Group Holdings PCL, NVDR	118,344	26,956
Bumrungrad Hospital PCL, NVDR	8,200	48,957
Carabao Group PCL, NVDR	4,100	11,717
Central Pattana PCL, NVDR	25,700	51,085
Central Retail Corp. PCL, NVDR	26,800	33,935
Charoen Pokphand Foods PCL, NVDR	53,869	33,838
CP ALL PCL, NVDR	79,349	139,204
Delta Electronics Thailand PCL, NVDR	4,288	110,654
Electricity Generating PCL, NVDR	3,400	16,451
Energy Absolute PCL, NVDR	24,300	53,803
Global Power Synergy PCL, NVDR	10,300	19,818
Gulf Energy Development PCL, NVDR	39,350	58,455
Home Product Center PCL, NVDR	89,800	35,573
Indorama Ventures PCL, NVDR	23,619	24,560
Intouch Holdings PCL, NVDR	13,000	26,025
JMT Network Services PCL, NVDR	10,900	14,342
Kasikornbank PCL, NVDR	7,403	28,698
Krung Thai Bank PCL, NVDR	51,106	25,017
Krungthai Card PCL, NVDR	14,700	24,437
Land & Houses PCL, NVDR	116,600	32,333
Minor International PCL, NVDR*	42,947	40,710
Muangthai Capital PCL, NVDR	9,600	9,507
Osotspa PCL, NVDR	22,500	20,532
PTT Exploration & Production PCL, NVDR	19,183	81,419
PTT Global Chemical PCL, NVDR	29,000	38,772
PTT Oil & Retail Business PCL, NVDR	40,200	24,911
PTT PCL	13,200	11,859
PTT PCL, NVDR	123,380	110,843
Ratch Group PCL, NVDR	10,700	12,338
SCB X PCL, NVDR	10,798	31,776
SCG Packaging PCL, NVDR	16,400	24,130
Siam Cement PCL	4,758	44,024
Siam Cement PCL, NVDR	5,678	52,537
Srisawad Corp. PCL, NVDR	10,300	15,738
Thai Oil PCL, NVDR	18,649	26,648
Thai Union Group PCL, NVDR	37,300	16,781
True Corp. PCL, NVDR(b)	178,400	25,744

(Cost $1,867,576)		1,800,884

Turkey - 0.7%
Akbank TAS	42,869	39,725
Aselsan Elektronik Sanayi Ve Ticaret AS	10,078	29,458
BIM Birlesik Magazalar AS	6,342	45,773

Eregli Demir ve Celik Fabrikalari TAS		18,570	43,364
Ford Otomotiv Sanayi AS		882	25,738
Haci Omer Sabanci Holding AS		14,316	33,036
Hektas Ticaret TAS*		15,330	28,866
KOC Holding AS		9,449	38,802
Koza Altin Isletmeleri AS		13,038	16,887
Pegasus Hava Tasimaciligi AS*		576	15,491
Sasa Polyester Sanayi AS*		6,067	35,339
Turk Hava Yollari AO*		6,951	52,855
Turkcell Iletisim Hizmetleri AS		15,528	26,246
Turkiye Is Bankasi AS, Class C		49,370	29,698
Turkiye Petrol Rafinerileri AS*		1,870	58,729
Turkiye Sise ve Cam Fabrikalari AS		20,562	51,391
Yapi ve Kredi Bankasi AS		40,800	21,626

(Cost $629,058)			593,024

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC		39,274	89,602
Abu Dhabi Islamic Bank PJSC		19,348	54,993
Abu Dhabi National Oil Co. for Distribution PJSC		43,658	51,347
Aldar Properties PJSC		50,368	64,450
Dubai Islamic Bank PJSC		40,068	62,615
Emaar Properties PJSC		88,491	134,913
Emirates NBD Bank PJSC		25,056	92,772
Emirates Telecommunications Group Co. PJSC		46,933	325,826
First Abu Dhabi Bank PJSC		59,468	227,957
Multiply Group PJSC*		44,309	48,252
Q Holding PJSC*		27,100	20,437

(Cost $1,014,410)			1,173,164

United Kingdom - 0.0%
Pepco Group NV*
(Cost $16,917)		1,847	18,293

United States - 0.3%
BeiGene Ltd.*		8,096	137,694
Legend Biotech Corp., ADR*		786	36,297
Parade Technologies Ltd.		1,014	32,015
Southern Copper Corp.(a)		1,182	87,102

(Cost $282,905)			293,108

TOTAL COMMON STOCKS (Cost $75,573,909)			84,526,960

PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Banco Bradesco SA		71,099	177,630
Centrais Eletricas Brasileiras SA, Class B		4,623	31,762
Cia Energetica de Minas Gerais		17,646	35,323
Gerdau SA		14,756	80,693
Itau Unibanco Holding SA		65,546	318,375
Itausa SA		72,775	114,400
Petroleo Brasileiro SA		64,379	310,370

(Cost $1,033,497)			1,068,553

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $41,859)		1,915	171,192

Colombia - 0.1%
Bancolombia SA
(Cost $45,723)		4,866	30,862

Russia - 0.0%
Surgutneftegas PJSC(b)
(Cost $55,823)		101,715	0

South Korea - 0.6%
Hyundai Motor Co.		345	24,039
Hyundai Motor Co. - 2nd Preferred		504	35,841
LG Chem Ltd.		113	25,106
Samsung Electronics Co. Ltd.		11,276	455,045

(Cost $268,313)			540,031

TOTAL PREFERRED STOCKS (Cost $1,445,215)			1,810,638

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24 (Cost $0)	INR	45,965	541

	Number of Shares		Value
RIGHTS - 0.0%
Taiwan - 0.0%
SinoPac Financial Holdings Co. Ltd*, expires 3/10/23
(Cost $0)		7,593	548

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		11,834	67
BTS Group Holdings PCL*, expires 11/20/26		23,669	181
Srisawad Corp. PCL*, expires 8/29/25		432	51

(Cost $0)			299

TOTAL WARRANTS (Cost $0)			299

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $197,794)		197,794	197,794

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $1,453,054)	1,453,054	1,453,054

TOTAL INVESTMENTS - 100.4% (Cost $78,669,972)		$87,989,834
Other assets and liabilities, net - (0.4%)		(365,276)

NET ASSETS - 100.0%		$87,624,558

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
281,038	—	(83,244)(e)	—	—	5,332	—	197,794	197,794
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
93,470	19,999,766	(18,640,182)	—	—	24,663	—	1,453,054	1,453,054

374,508	19,999,766	(18,723,426)	—	—	29,995	—	1,650,848	1,650,848

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $773,601, which is 0.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $701,054.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2023 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$18,731,909	21.7%
Information Technology	17,457,297	20.2
Consumer Discretionary	11,842,387	13.8
Communication Services	8,718,968	10.1
Materials	7,541,086	8.7
Consumer Staples	5,468,185	6.3
Industrials	5,155,498	6.0
Energy	4,116,518	4.8
Health Care	3,335,199	3.8
Utilities	2,254,983	2.6
Real Estate	1,716,956	2.0

Total	$86,338,986	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	32	$1,619,964	$1,540,640	3/17/2023	$(79,324)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	AED	4,437,000	USD	1,208,021	$49	$—
JP Morgan & Chase Co.	3/2/2023	CNH	14,140,700	USD	2,096,378	61,701	—
JP Morgan & Chase Co.	3/2/2023	CNH	3,213,000	USD	476,320	14,008	—
RBC Capital Markets	3/2/2023	CNH	16,917,300	USD	2,507,426	73,229	—
JP Morgan & Chase Co.	3/2/2023	CZK	3,215,000	USD	146,454	1,732	—
JP Morgan & Chase Co.	3/2/2023	EUR	259,800	USD	282,662	7,871	—
JP Morgan & Chase Co.	3/2/2023	EUR	37,000	USD	40,255	1,120	—
JP Morgan & Chase Co.	3/2/2023	HUF	43,485,000	USD	119,453	—	(2,112)
RBC Capital Markets	3/2/2023	HUF	28,733,400	USD	78,930	—	(1,396)
Goldman Sachs & Co.	3/2/2023	KWD	261,000	USD	856,159	5,996	—
Goldman Sachs & Co.	3/2/2023	MXN	3,338,000	USD	176,665	—	(5,774)
Goldman Sachs & Co.	3/2/2023	MXN	12,369,000	USD	654,652	—	(21,379)
JP Morgan & Chase Co.	3/2/2023	MXN	13,772,200	USD	728,908	—	(23,816)
RBC Capital Markets	3/2/2023	MXN	14,622,800	USD	773,939	—	(25,274)
Goldman Sachs & Co.	3/2/2023	PHP	18,176,300	USD	331,715	3,326	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	3/2/2023	PHP	10,973,100	USD	200,535	$2,286	$—
RBC Capital Markets	3/2/2023	PHP	9,114,200	USD	166,400	1,735	—
RBC Capital Markets	3/2/2023	PHP	1,775,000	USD	32,415	346	—
Goldman Sachs & Co.	3/2/2023	PLN	1,839,000	USD	422,827	9,434	—
JP Morgan & Chase Co.	3/2/2023	PLN	1,058,300	USD	243,307	5,409	—
Goldman Sachs & Co.	3/2/2023	QAR	149,000	USD	40,624	—	(291)
Goldman Sachs & Co.	3/2/2023	QAR	3,219,700	USD	877,829	—	(6,279)
Goldman Sachs & Co.	3/2/2023	SAR	14,067,000	USD	3,745,208	—	(3,343)
Goldman Sachs & Co.	3/2/2023	THB	18,756,100	USD	571,114	40,400	—
JP Morgan & Chase Co.	3/2/2023	THB	49,796,900	USD	1,516,058	107,028	—
JP Morgan & Chase Co.	3/2/2023	TRY	8,645,000	USD	453,114	—	(4,657)
RBC Capital Markets	3/2/2023	TRY	2,514,100	USD	131,476	—	(1,651)
Goldman Sachs & Co.	3/2/2023	USD	27,934	AED	102,600	—	(2)
Goldman Sachs & Co.	3/2/2023	USD	1,117,497	AED	4,104,400	—	(76)
Goldman Sachs & Co.	3/2/2023	USD	62,620	AED	230,000	—	(3)
JP Morgan & Chase Co.	3/2/2023	USD	121,890	CNH	835,900	—	(1,614)
JP Morgan & Chase Co.	3/2/2023	USD	2,375,944	CNH	16,517,800	769	—
RBC Capital Markets	3/2/2023	USD	2,433,549	CNH	16,917,300	648	—
JP Morgan & Chase Co.	3/2/2023	USD	144,977	CZK	3,215,000	—	(256)
JP Morgan & Chase Co.	3/2/2023	USD	314,756	EUR	296,800	—	(831)
JP Morgan & Chase Co.	3/2/2023	USD	121,721	HUF	43,485,000	—	(156)
RBC Capital Markets	3/2/2023	USD	80,429	HUF	28,733,400	—	(103)
Goldman Sachs & Co.	3/2/2023	USD	837,406	KWD	257,000	—	(273)
Goldman Sachs & Co.	3/2/2023	USD	13,126	KWD	4,000	—	(96)
Goldman Sachs & Co.	3/2/2023	USD	798,434	MXN	14,631,300	1,244	—
Goldman Sachs & Co.	3/2/2023	USD	57,709	MXN	1,075,700	1,083	—
JP Morgan & Chase Co.	3/2/2023	USD	751,553	MXN	13,772,200	1,171	—
RBC Capital Markets	3/2/2023	USD	797,970	MXN	14,622,800	1,243	—
Goldman Sachs & Co.	3/2/2023	USD	327,938	PHP	18,176,300	450	—
JP Morgan & Chase Co.	3/2/2023	USD	198,163	PHP	10,973,100	86	—
RBC Capital Markets	3/2/2023	USD	17,650	PHP	976,600	—	(6)
Goldman Sachs & Co.	3/2/2023	USD	414,460	PLN	1,839,000	—	(1,067)
JP Morgan & Chase Co.	3/2/2023	USD	222,578	PLN	987,600	—	(573)
JP Morgan & Chase Co.	3/2/2023	USD	15,862	PLN	70,700	31	—
Goldman Sachs & Co.	3/2/2023	USD	899,893	QAR	3,286,500	2,558	—
Goldman Sachs & Co.	3/2/2023	USD	22,568	QAR	82,200	3	—
Goldman Sachs & Co.	3/2/2023	USD	532,352	THB	18,756,100	—	(1,638)
JP Morgan & Chase Co.	3/2/2023	USD	48,737	THB	1,672,000	—	(1,427)
JP Morgan & Chase Co.	3/2/2023	USD	1,365,664	THB	48,124,900	—	(3,943)
JP Morgan & Chase Co.	3/2/2023	USD	38,944	TRY	743,000	399	—
JP Morgan & Chase Co.	3/2/2023	USD	13,390	TRY	254,100	65	—
JP Morgan & Chase Co.	3/2/2023	USD	405,101	TRY	7,647,900	—	(129)
RBC Capital Markets	3/2/2023	USD	133,169	TRY	2,514,100	—	(42)
JP Morgan & Chase Co.	3/2/2023	USD	1,710,556	ZAR	31,399,400	—	(815)
RBC Capital Markets	3/2/2023	USD	1,444,004	ZAR	26,506,500	—	(688)
RBC Capital Markets	3/2/2023	USD	80,183	ZAR	1,447,600	—	(1,359)
JP Morgan & Chase Co.	3/2/2023	ZAR	2,783,000	USD	159,292	7,754	—
JP Morgan & Chase Co.	3/2/2023	ZAR	28,616,400	USD	1,637,975	79,772	—
RBC Capital Markets	3/2/2023	ZAR	27,954,100	USD	1,600,065	77,925	—
Goldman Sachs & Co.	3/3/2023	BRL	277,000	USD	53,038	162	—
JP Morgan & Chase Co.	3/3/2023	BRL	9,378,600	USD	1,832,180	41,917	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
RBC Capital Markets	3/3/2023	BRL	16,213,500	USD	3,168,896	$73,933	$—
Goldman Sachs & Co.	3/3/2023	CLP	255,940,300	USD	318,968	9,868	—
RBC Capital Markets	3/3/2023	CLP	175,586,400	USD	218,827	6,770	—
RBC Capital Markets	3/3/2023	CLP	11,357,000	USD	14,134	418	—
Goldman Sachs & Co.	3/3/2023	COP	519,204,400	USD	111,177	4,400	—
Goldman Sachs & Co.	3/3/2023	EGP	455,000	USD	14,616	—	(209)
Goldman Sachs & Co.	3/3/2023	EGP	2,000,600	USD	64,266	—	(918)
Goldman Sachs & Co.	3/3/2023	HKD	53,458,500	USD	6,831,277	19,698	—
Goldman Sachs & Co.	3/3/2023	HKD	21,013,000	USD	2,684,940	7,504	—
JP Morgan & Chase Co.	3/3/2023	HKD	57,107,200	USD	7,297,156	20,666	—
RBC Capital Markets	3/3/2023	HKD	59,207,600	USD	7,565,273	21,155	—
Goldman Sachs & Co.	3/3/2023	IDR	7,371,736,000	USD	491,285	7,943	—
JP Morgan & Chase Co.	3/3/2023	IDR	9,160,856,700	USD	610,805	10,155	—
RBC Capital Markets	3/3/2023	IDR	9,876,349,800	USD	658,423	10,861	—
Goldman Sachs & Co.	3/3/2023	INR	535,582,100	USD	6,526,157	48,619	—
JP Morgan & Chase Co.	3/3/2023	INR	531,148,500	USD	6,472,290	48,374	—
RBC Capital Markets	3/3/2023	MYR	6,176,900	USD	1,449,636	72,910	—
Goldman Sachs & Co.	3/3/2023	TWD	117,976,800	USD	3,936,891	63,562	—
Goldman Sachs & Co.	3/3/2023	TWD	56,765,000	USD	1,898,178	34,510	—
JP Morgan & Chase Co.	3/3/2023	TWD	129,877,100	USD	4,342,409	78,378	—
RBC Capital Markets	3/3/2023	TWD	128,283,000	USD	4,288,967	77,273	—
Goldman Sachs & Co.	3/3/2023	USD	54,118	BRL	277,000	—	(1,242)
JP Morgan & Chase Co.	3/3/2023	USD	1,795,473	BRL	9,378,600	—	(5,210)
RBC Capital Markets	3/3/2023	USD	115,891	BRL	605,900	—	(232)
RBC Capital Markets	3/3/2023	USD	2,898,768	BRL	15,133,600	—	(9,945)
RBC Capital Markets	3/3/2023	USD	92,663	BRL	474,000	—	(2,182)
Goldman Sachs & Co.	3/3/2023	USD	307,493	CLP	255,940,300	1,607	—
RBC Capital Markets	3/3/2023	USD	13,614	CLP	10,802,000	—	(568)
RBC Capital Markets	3/3/2023	USD	211,621	CLP	176,141,400	1,106	—
Goldman Sachs & Co.	3/3/2023	USD	94,689	COP	458,572,400	—	(381)
Goldman Sachs & Co.	3/3/2023	USD	12,983	COP	60,632,000	—	(514)
Goldman Sachs & Co.	3/3/2023	USD	80,170	EGP	2,455,600	—	(160)
Goldman Sachs & Co.	3/3/2023	USD	9,488,024	HKD	74,471,500	991	—
JP Morgan & Chase Co.	3/3/2023	USD	6,682,451	HKD	52,453,900	1,124	—
JP Morgan & Chase Co.	3/3/2023	USD	593,526	HKD	4,653,300	—	(612)
RBC Capital Markets	3/3/2023	USD	7,543,330	HKD	59,207,600	788	—
Goldman Sachs & Co.	3/3/2023	USD	482,665	IDR	7,371,736,000	678	—
JP Morgan & Chase Co.	3/3/2023	USD	600,082	IDR	9,160,856,700	568	—
RBC Capital Markets	3/3/2023	USD	13,527	IDR	203,172,000	—	(205)
RBC Capital Markets	3/3/2023	USD	591,463	IDR	9,034,012,700	870	—
RBC Capital Markets	3/3/2023	USD	42,066	IDR	639,165,100	—	(158)
Goldman Sachs & Co.	3/3/2023	USD	5,811,604	INR	480,329,100	—	(2,318)
Goldman Sachs & Co.	3/3/2023	USD	673,253	INR	55,253,000	—	(5,001)
JP Morgan & Chase Co.	3/3/2023	USD	6,126,951	INR	506,478,300	—	(1,406)
JP Morgan & Chase Co.	3/3/2023	USD	298,046	INR	24,670,200	324	—
RBC Capital Markets	3/3/2023	USD	34,431	MYR	150,700	—	(842)
RBC Capital Markets	3/3/2023	USD	1,344,144	MYR	6,026,200	—	(1,006)
Goldman Sachs & Co.	3/3/2023	USD	5,339,291	TWD	164,183,200	51,052	—
Goldman Sachs & Co.	3/3/2023	USD	348,710	TWD	10,558,600	—	(2,058)
JP Morgan & Chase Co.	3/3/2023	USD	4,225,844	TWD	129,877,100	38,186	—
RBC Capital Markets	3/3/2023	USD	4,206,000	TWD	128,283,000	5,694	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	3/6/2023	KRW	1,396,871,000	USD	1,133,180	$77,288	$—
JP Morgan & Chase Co.	3/6/2023	KRW	6,244,096,100	USD	5,074,356	354,456	—
RBC Capital Markets	3/6/2023	KRW	6,622,847,800	USD	5,381,367	375,169	—
JP Morgan & Chase Co.	3/6/2023	USD	5,510,941	KRW	7,293,069,200	1,875	—
JP Morgan & Chase Co.	3/6/2023	USD	270,674	KRW	347,897,900	—	(7,699)
RBC Capital Markets	3/6/2023	USD	5,004,078	KRW	6,622,847,800	2,119	—
Goldman Sachs & Co.	4/4/2023	AED	4,104,400	USD	1,117,452	51	—
Goldman Sachs & Co.	4/4/2023	AED	254,000	USD	69,153	3	—
JP Morgan & Chase Co.	4/4/2023	CNH	16,517,800	USD	2,380,876	—	(1,435)
RBC Capital Markets	4/4/2023	CNH	16,917,300	USD	2,438,600	—	(1,329)
JP Morgan & Chase Co.	4/4/2023	CZK	3,215,000	USD	144,690	276	—
JP Morgan & Chase Co.	4/4/2023	EUR	296,800	USD	315,372	759	—
JP Morgan & Chase Co.	4/4/2023	EUR	39,000	USD	41,440	99	—
Goldman Sachs & Co.	4/4/2023	HKD	74,471,500	USD	9,502,491	—	(1,556)
JP Morgan & Chase Co.	4/4/2023	HKD	52,453,900	USD	6,692,678	—	(1,486)
RBC Capital Markets	4/4/2023	HKD	59,207,600	USD	7,554,875	—	(1,195)
JP Morgan & Chase Co.	4/4/2023	HUF	43,485,000	USD	120,350	286	—
RBC Capital Markets	4/4/2023	HUF	28,733,400	USD	79,523	189	—
Goldman Sachs & Co.	4/4/2023	KWD	257,000	USD	838,226	—	(199)
Goldman Sachs & Co.	4/4/2023	MXN	14,631,300	USD	793,504	—	(633)
JP Morgan & Chase Co.	4/4/2023	MXN	13,772,200	USD	746,912	—	(596)
RBC Capital Markets	4/4/2023	MXN	14,622,800	USD	793,043	—	(633)
Goldman Sachs & Co.	4/4/2023	PHP	18,176,300	USD	327,289	—	(367)
JP Morgan & Chase Co.	4/4/2023	PHP	10,973,100	USD	197,646	—	(161)
RBC Capital Markets	4/4/2023	PHP	9,912,600	USD	178,573	—	(117)
Goldman Sachs & Co.	4/4/2023	PLN	1,839,000	USD	413,500	1,170	—
JP Morgan & Chase Co.	4/4/2023	PLN	987,600	USD	222,062	629	—
Goldman Sachs & Co.	4/4/2023	QAR	3,286,500	USD	900,016	—	(3,087)
Goldman Sachs & Co.	4/4/2023	SAR	14,067,000	USD	3,746,055	939	—
Goldman Sachs & Co.	4/4/2023	THB	18,756,100	USD	533,336	716	—
JP Morgan & Chase Co.	4/4/2023	THB	48,124,900	USD	1,368,187	1,576	—
JP Morgan & Chase Co.	4/4/2023	TRY	7,647,900	USD	398,764	1,482	—
RBC Capital Markets	4/4/2023	TRY	2,514,100	USD	131,086	487	—
RBC Capital Markets	4/4/2023	TRY	1,325,000	USD	68,829	—	(1)
Goldman Sachs & Co.	4/4/2023	USD	68,329	CNH	474,000	35	—
Goldman Sachs & Co.	4/4/2023	USD	2,374,303	HKD	18,606,000	193	—
Goldman Sachs & Co.	4/4/2023	USD	35,901	KWD	11,000	—	(15)
JP Morgan & Chase Co.	4/4/2023	USD	32,161	MXN	593,000	25	—
Goldman Sachs & Co.	4/4/2023	USD	78,897	PHP	4,376,000	—	(12)
Goldman Sachs & Co.	4/4/2023	USD	48,205	QAR	176,000	159	—
Goldman Sachs & Co.	4/4/2023	USD	443,657	SAR	1,666,000	—	(111)
JP Morgan & Chase Co.	4/4/2023	USD	114,942	THB	4,042,000	—	(161)
JP Morgan & Chase Co.	4/4/2023	USD	44,819	ZAR	825,000	—	(37)
JP Morgan & Chase Co.	4/4/2023	ZAR	31,399,400	USD	1,705,771	1,383	—
RBC Capital Markets	4/4/2023	ZAR	26,506,500	USD	1,439,964	1,167	—
JP Morgan & Chase Co.	4/5/2023	BRL	9,378,600	USD	1,783,896	5,150	—
RBC Capital Markets	4/5/2023	BRL	15,133,600	USD	2,880,067	9,828	—
Goldman Sachs & Co.	4/5/2023	CLP	255,940,300	USD	306,271	—	(1,439)
RBC Capital Markets	4/5/2023	CLP	176,141,400	USD	210,780	—	(991)
Goldman Sachs & Co.	4/5/2023	COP	458,572,400	USD	94,029	365	—
Goldman Sachs & Co.	4/5/2023	EGP	2,455,600	USD	78,229	—	(98)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	4/5/2023	IDR	7,371,736,000	USD	482,223	$—	$(567)
JP Morgan & Chase Co.	4/5/2023	IDR	9,160,856,700	USD	599,533	—	(430)
RBC Capital Markets	4/5/2023	IDR	9,034,012,700	USD	590,999	—	(656)
JP Morgan & Chase Co.	4/5/2023	KRW	7,293,069,200	USD	5,516,944	—	(2,801)
RBC Capital Markets	4/5/2023	KRW	6,622,847,800	USD	5,009,605	—	(2,884)
RBC Capital Markets	4/5/2023	MYR	6,026,200	USD	1,344,714	—	(1,208)
Goldman Sachs & Co.	4/5/2023	USD	52,696	BRL	277,000	—	(160)
RBC Capital Markets	4/5/2023	USD	135,097	BRL	710,000	—	(439)
JP Morgan & Chase Co.	4/5/2023	USD	314,387	KRW	414,158,000	—	(933)
RBC Capital Markets	4/5/2023	USD	51,581	MYR	231,000	12	—
Goldman Sachs & Co.	4/6/2023	INR	480,329,100	USD	5,792,332	—	(3,380)
JP Morgan & Chase Co.	4/6/2023	INR	506,478,300	USD	6,108,109	—	(3,122)
Goldman Sachs & Co.	4/6/2023	USD	473,517	INR	39,251,000	91	—
Goldman Sachs & Co.	4/10/2023	TWD	164,183,200	USD	5,349,381	—	(63,356)
JP Morgan & Chase Co.	4/10/2023	TWD	129,877,100	USD	4,234,939	—	(46,806)
RBC Capital Markets	4/10/2023	TWD	128,283,000	USD	4,214,844	—	(14,347)
Goldman Sachs & Co.	4/10/2023	USD	727,225	TWD	22,100,000	1,361	—

Total unrealized appreciation (depreciation)						$2,112,273	$(310,683)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$84,457,643	$—	$69,317	$84,526,960
Preferred Stocks(a)	1,810,638	—	0	1,810,638
Corporate Bonds	—	541	—	541
Rights	—	548	—	548
Warrants	299	—	—	299
Short-Term Investments(a)	1,650,848	—	—	1,650,848
Derivatives(b)
Forward Foreign Currency Contracts	—	2,112,273	—	2,112,273

TOTAL	$87,919,428	$2,113,362	$69,317	$90,102,107

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(310,683)	$—	$(310,683)
Futures Contracts	(79,324)	—	—	(79,324)

TOTAL	$(79,324)	$(310,683)	$—	$(390,007)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEM-PH3

R-089711-1 (5/24) DBX005195 (5/24)